OTHER REAL ESTATE (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Real Estate [Line Items]
Other Real Estate	$ 501,558	$ 306,000	$ 820,000	$ 1,286,854
Commercial real estate
Other Real Estate [Line Items]
Other Real Estate		$ 306,000	$ 820,000
Residential real estate
Other Real Estate [Line Items]
Other Real Estate